Related-party transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	€ 1,743	€ 8,162	€ 7,530
Contract assets with related party	1,512	1,226
Contract liabilities with related party	(7,917)	(21,192)
Other current receivables from related party	1,517	232
Madeleine Charging B.V.
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	1,743	8,162	7,530
Management fee	0	0	25
Reimbursement of advisory fees	953	1,868	1,400
Reimbursement of marketing expenses	0	0	1,568
Share-based payment expenses	74,001	291,837	7,100
Shareholder loans	0	(100,193)
Current receivables/(payable) from related party	0	106
Trade payable to related party	0	(140)
Mega-E Group
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	1,066	23,974	10,702
Trade payable to related party	0	(1,599)
Trade receivables from related party	0	26,449
Contract assets with related party	0	277
Contract liabilities with related party	0	(2,291)
Other current receivables from related party	0	3
EV Cars
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	51,424	24,566	0
Trade payable to related party	(51)	0
Contract assets with related party	1,512	237
Contract liabilities with related party	(5,721)	(17,997)
Trade receivables from related party	11,367	0
Voltalis
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	2,268	0	0
Fair value losses on pref. shares derivatives and net loss on sale of pref. shares derivatives	69	0	€ 0
Trade receivables from related party	187	0
Opera Charging B.V.
Disclosure of transactions between related parties [line items]
Current receivables/(payable) from related party	0	37
Meridiam EM
Disclosure of transactions between related parties [line items]
Purchase option derivative	0	€ 27,200
Executive Board Member
Disclosure of transactions between related parties [line items]
Other payments	€ 4,740